PREPAYMENTS AND ADVANCES TO SUPPLIERS, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes Of Allowance For Doubtful Accounts For Advances To Suppliers [Roll Forward]
Beginning balance	$ 272,858	$ 272,745
Provision	386,563	18,717	$ 19,284
Foreign exchange effect	33,214	(18,604)
Ending balance	$ 692,635	$ 272,858	$ 272,745